Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, plant and equipment
13.	Property, plant and equipment
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	31 December 2020	31 December 2019
Property, plant and equipment owned	24 191	25 515
Property, plant and equipment leased (right-of-use assets)	2 228	2 029

Total property, plant and equipment	26 419	27 544

	31 December 2020				31 December 2019
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 216	34 381	2 160	48 757	47 969
Effect of movements in foreign exchange	(393)	(1 086)	(165)	(1 644)	(485)
Acquisitions	24	856	2 308	3 188	4 451
Acquisitions through business combinations	40	56	16	111	24
Disposals	(68)	(1 186)	(19)	(1 274)	(1 987)
Disposals through the sale of subsidiaries	—	—	—	—	(4)
Transfer (to)/from other asset categories and other movements¹	419	1 955	(2 519)	(145)	(1 211)

Balance at end of the period	12 237	34 976	1 780	48 993	48 757
Depreciation and impairment losses
Balance at end of previous year	(3 604)	(19 638)	—	(23 242)	(22 331)
Effect of movements in foreign exchange	54	570	—	625	310
Depreciation	(387)	(2 862)	—	(3 250)	(3 370)
Disposals	23	1 108	—	1 130	1 734
Disposals through the sale of subsidiaries	—	—	—	—	3
Impairment losses	(31)	(114)	—	(145)	(87)
Transfer to/(from) other asset categories and other movements¹	(4)	84	—	80	499

Balance at end of the period	(3 950)	(20 852)	—	(24 802)	(23 242)
Carrying amount
at 31 December 2019	8 612	14 743	2 160	25 515	25 515
at 31 December 2020	8 287	14 124	1 780	24 191	—
As at 31 December 2020, the carrying amount of property, plant and equipment subject to restrictions on title amounted to 2m US dollar (31 December 2019: 4m US dollar).
Contractual commitments to purchase property, plant and equipment amounted to 528m US dollar as at 31 December 2020 compared to 457m US dollar as at 31 December 2019.
AB InBev’s net capital expenditures in the statement of cash flow amounted to 3 687m US dollar in 2020 compared to 4 854m US dollar for the same period last year. Out of the total 2020 capital expenditures approximately 41% was used to improve the company’s production facilities while 44% was used for logistics and commercial investments and 15% for improving administrative capabilities and for the purchase of hardware and software.

1
The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of property, plant and equipment held for sale in accordance with IFRS 5
Non-current
assets held for sale and discontinued operations
and to the restatement of
non-monetary
assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
. Accordingly, the transfers include the balances of Australian operations reclassified to assets held for sale as at 31 December 2019 and disposed of upon the completion of the sale on 1 June 2020.

Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	2020
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 726	502	2 228

Depreciation for the year ended 31 December	(343)	(156)	(499)

	2019
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 723	306	2 029

Depreciation for the year ended 31 December	(329)	(160)	(489)
Additions to
right-of-use
assets for 2020 were 381m US dollar (2019: 420m US dollar).
Following the sale of Dutch and Belgian pub real estate to Cofinimmo in October 2007, AB InBev entered into lease agreements with a term of 27 years. Furthermore, the company leases a number of warehouses, trucks, factory facilities and other commercial buildings, which typically run for a period of five to ten years. Lease payments are increased annually to reflect market rentals, if applicable. None of the leases include contingent rentals.
The company leases out pub real estate for an average outstanding period of 6 to 8 years and part of its own property under operating leases.
The expense related to short-term and
low-value
leases and variable lease payments that are not included in the measurement of the lease liabilities is not significant.